Earnings Per Share	3 Months Ended
Apr. 02, 2023
Earnings Per Share [Abstract]
Earnings Per Share	Earnings Per Share
Prior to the completion of the Kenvue IPO, the Company had 1,716,160,000 of common shares issued and outstanding, of which 1,716,159,990 shares were issued to Johnson & Johnson through a subscription agreement in May 2023. For the purposes of the Company’s earnings per share calculations, the shares issued through the subscription agreement are being treated akin to shares attributable to a stock split and, as a result, are being retrospectively presented for all of the periods. For the periods prior to the Kenvue IPO, there were no dilutive equity instruments or equity awards of the Company outstanding prior to the Kenvue IPO. Net income per share for the fiscal three months ended April 2, 2023 and April 3, 2022 was calculated as follows:

(In Millions, Except Per Share Data)	April 2, 2023	April 3, 2022
Net income	$330	$528
Basic and diluted weighted-average common shares	1,716	1,716
Basic and diluted net income per share	$0.19	$0.31